Joint operations (Tables)	12 Months Ended
Dec. 31, 2022
Contract where entity not operator
Joint operations
Schedule of interests in joint arrangements

32.1Contracts in which Ecopetrol Business Group is not the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
	Chipirón		30-41%
SierraCol Energy Arauca, LLC	Cosecha	Production	30%	Colombia
	Cravo Norte		55%
	Rondón		50%
Frontera Energy Colombia Corp	Quifa	Production	40%	Colombia
Union Temporal Ismocol Joshi Parko	CPI Palagua	Production	Variable
			Between 70% and 80%	Colombia
			According amendment
Parex Resources Colombia LTD	Capachos LLA-122	Production Exploration	50%	Colombia
	E&P COL 1		40%
Anadarko Colombia Company (OXY)	E&P COL 2	Exploration	40%	Offshore North Caribe
	E&P COL 6		40%
	E&P COL 7		40%
Petrobras	Tayrona	Exploration	55.60%	Offshore North Caribe
	Fuerte Sur		50%
Shell EP Offshore ventures Limited	Purple Angel	Exploration	50%	Offshore North Caribe
	Col-5		50%
	Mana		30%
Interoil Colombia	Rio Opia	Production	30%	Colombia
	Ambrosia		30%
	Llanos 86		50%
	Llanos 87		50%
Geopark Colombia SAS	Llanos 104	Exploration	50%	Colombia
	Llanos 123		50%
	Llanos 124		50%
	SSJN1	Production	50%
	Perdices		50%
Lewis Energy Colombia	VIM-42	Exploration	50%	Colombia
	SSJN3-1		50%
	Clarinero		50%
Maurel & Prom Colombia B.V.	SSJN9	Exploration	50%	North Colombia
Quarter North Energy	Gunflint	Production	32%	Gulf of Mexico
Murphy Exploration and Production Company – USA	Dalmatian	Production	30%	Gulf of Mexico
OXY (Anadarko) - K2	K2	Production	21%	Gulf of Mexico
HESS	ESOX	Production	21%	Gulf of Mexico
	S-M-1709		30%
	S-M-1908		30%
Shell	S-M-1601		30%
	S-M-1713	Exploration	30%	Brazil
	S-M-1817		30%
	S-M-1599		30%
	S-M-1910		30%
	Saturno		10%
	Sul de Gato do Mato		30%
	BM-S-54		30%
BP Energy	Pau Brasil	Exploration	20%	Brazil
Chevron	CE-M-715	Exploration	50%	Brazil
	PAMA-M-187		30%
	PAMA-M-188		30%
Petrobras	PAMA-M-222	Exploration	30%	Brazil
	PAMA-M-223		30%
	BM-C-44		38%
	BM-S-74		13%
Anadarko	BM-C-29	Exploration	50%	Brazil
Repsol	BM-ES-29	Exploration	30%	Brazil
ONGC	BM-S-73	Exploration	13%	Brazil
	BM-S-63		30%
Vanco	BM-S-71	Exploration	30%	Brazil
	BM-S-72		30%
Occidental Midland Basin, LLC (Oxy)	Rodeo Midland Basin	Production	49%	Midland, Texas, USA
Pemex Exploration y Production	Bloque 8	Exploration	50%	Gulf of Mexico
PC Carigali Mexico Operation SA	Bloque 6	Exploration	50%	Gulf of Mexico

Contract where Entity is operator
Joint operations
Schedule of interests in joint arrangements

32.2Contracts in which Ecopetrol Business Group is the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
	VMM29	Exploration	50%	Colombia
	CR2		50%
ExxonMobil Exploration Colombia	C62		50%
	KALE		100%
Repsol Colombia SA	CPO9	Exploration	55%	Colombia
ONGC Videsh Limited Sucursal Colombia	RC9	Exploration	50%	Colombia
CPVEN E&P Corp Sucursal Colombia	VMM32	Exploration	51%	Colombia
SK Innovation Co Ltd.	San Jacinto	Exploration	70%	Colombia
Repsol Exploration Colombia S.A.	Catleya	Exploration	50%	Colombia
Emerald Energy PLC Suc. Colombia	Cardon	Exploration	50%	Colombia
Parex Resourses Colombia Ltd.	ORC401 CRC-2004-01	Exploration	50%	Colombia
Repsol Colombia Oil & Gas Limited	CPO9 – Akacias	Production	55%	Colombia
SierraCol Energy Arauca, LLC	La Cira Infantas	Production	52%+PAP	Colombia
	Teca		100% Basic 60% incremental
Total Colombie	Niscota**	Exploration	20%	Colombia
Talisman Oil & Gas
Emerald Energy	Oleoducto Alto Magdalena	Production	45%	Colombia
Frontera Energy
Perenco Oil And Gas	San Jacinto Rio Paez	Production	68%	Colombia
Cepsa Colombia
	SSJN1	Production	50%	Colombia
	Perdices		50%	Colombia
Lewis Energy Colombia	VIM-42	Exploration	50%	Colombia
	SSJN3-1		50%	Colombia
	Clarinero		50%	Colombia
Maurel & Prom Colombia B.V.	CPO17	Exploration	50%	Colombia